Segmental analysis - Schedule of operating profit by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ 4,879	£ 4,371	£ 2,401
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	4,294	3,813	2,427
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	585	558	(26)
UK
Disclosure of operating segments [line items]
Total operating profit from continuing operations	2,851	2,458	1,056
UK | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	2,825	2,234	1,113
UK | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	26	224	(57)
US
Disclosure of operating segments [line items]
Total operating profit from continuing operations	2,028	1,913	1,345
US | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,469	1,579	1,314
US | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	559	334	31
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total operating profit from continuing operations	993	1,055	1,080
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	995	1,067	1,094
Operating segments | UK Electricity Transmission | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(2)	(12)	(14)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,069	909	0
Operating segments | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,091	909	0
Operating segments | UK Electricity Distribution | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(22)	0	0
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total operating profit from continuing operations	237	5	(53)
Operating segments | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	238	7	(60)
Operating segments | UK Electricity System Operator | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(1)	(2)	7
Operating segments | New England
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,132	764	614
Operating segments | New England | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	708	743	611
Operating segments | New England | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	424	21	3
Operating segments | New York
Disclosure of operating segments [line items]
Total operating profit from continuing operations	541	1,095	695
Operating segments | New York | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	741	780	665
Operating segments | New York | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(200)	315	30
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Total operating profit from continuing operations	957	283	181
Operating segments | National Grid Ventures | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	490	286	185
Operating segments | National Grid Ventures | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	467	(3)	(4)
Operating segments | Other
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(50)	260	(116)
Operating segments | Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	31	21	(68)
Operating segments | Other | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ (81)	£ 239	£ (48)